EQUITY (Details) (USD $) Share data in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Common stock
Ordinary shares, issued	940		940		937
Purchase of treasury shares	$ 95,000,000		$ 495,000,000	$ 0
Treasury Stock Shares Acquired	2.0		9.9
Ordinary shares, outstanding	940		940		937
Stock Repurchase Program Authorized Amount			1,000,000,000
comprehensive Income Loss [Abstract]
Net income	580,000,000	800,000,000	1,345,000,000	1,514,000,000
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) from available-for-sale securities, net of tax	(20,000,000)	(18,000,000)	(21,000,000)	29,000,000
Currency translation adjustment, net of tax	338,000,000	(1,022,000,000)	1,281,000,000	(1,344,000,000)
Unrealized loss on derivative financial instruments	(22,000,000)	7,000,000	(53,000,000)	7,000,000
Realization and reclassification adjustment on available for sales securities net of tax	(1,000,000)	(26,000,000)	(1,000,000)	(26,000,000)
Total comprehensive income (loss)	875,000,000	(259,000,000)	2,551,000,000	180,000,000
Comprehensive income attributable to the non-controlling interests	(4,000,000)	(3,000,000)	(8,000,000)	(4,000,000)
Comprehensive income attributable to Teva	$ 871,000,000	$ (262,000,000)	$ 2,543,000,000	$ 176,000,000